GOING CONCERN	12 Months Ended
Dec. 31, 2011
GOING CONCERN [Abstract]
GOING CONCERN

NOTE G - GOING CONCERN

As shown in the accompanying audited financial statements, the Company has a deficit book value and a negative cash flow from operations that have placed substantial doubt as to whether the Company can continue as a going concern. The ability of the Company to continue as a going concern is dependent on developing operations, increasing revenues, and obtaining new capital. As of this report date management has not enacted a plan to raise capital and increase sales.